Financial risk factors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) facility item country Agency customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Cash, cash equivalents and restricted cash	$ 443	$ 555	$ 463	$ 257
Undrawn borrowing facilities	$ 369	$ 415
Ratio of net debt to Adjusted EBITDA	5.52	4.86
Number of production facilities operated | facility	24
Interest rate risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of fixed related party borrowings		100
Percentage of fixed rate borrowings	100.00%
Weighted average interest rate	3.80%	3.80%
Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Number of countries business operates | country	9
Number of continents business operates | item	3
Percentage of reasonably possible increase in exchange rate	1.00%
Amount of change in invested capital when change in exchange rate	$ (5)	$ (5)
Commodity price risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of the Anticipated Volumes for Contractual Positions	10
Credit risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Credit rating agencies | Agency	2
Number of customers accounted for credit risk | customer	10
Maximum Exposure to Credit Risk as a Percentage of Revenue		57	58
Percentage of entity's revenue	55.00%